CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash in bank and on hand	€ 184	€ 164
Total Cash and cash equivalent	€ 184	€ 164	€ 269	€ 347